Net finance expense - Finance income and expenses not at fair value through profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Total interest income on financial assets	$ 6,539	$ 15,895	$ 46,368
Total interest expense on financial liabilities	(375,286)	(145,562)	(132,268)
Interest expense on lease liabilities	(3,537)	(275)	(631)
Other financial charges	$ (14,296)	$ (9,249)	$ (13,513)